Share-based compensation - Narrative (Q3) (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Jun. 23, 2025
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, award vesting period		3 years
Granted (in shares)	656,544
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, award vesting period		3 years
Granted (in shares)	82,261
Number of common shares issued upon conversion of equity award (in shares)	1	1
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, award vesting period		5 years
2025 Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)			25,500,000